UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

     Investment Company Act file number       811-5850

                                        OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

             One American Square, Indianapolis, IN, 46282-8216
(Address of principal executive offices) (Zip code)

Constance E. Lund
             One American Square, Indianapolis, IN, 46282-8216
(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-285-1877

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

OneAmerica Funds, Inc.
VALUE PORTFOLIO
 SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)

Description	Shares	Value

Common Stocks (87.0%
Aerospace & Defense (2.5%)
General Dynamics Corp.	32,300	$2,314,941
Precision Castparts Corp.	115,600	7,301,296

		9,616,237

Apparel (7.6%)
Columbia Sportswear Co.*	156,100	8,715,063
Kellwood Co.	202,900	5,849,607
Liz Claiborne, Inc.	146,100	5,772,411
Wolverine World Wide, Inc.	317,650	8,992,671

		29,329,752

Automotive (2.3%)
Harley-Davidson, Inc.	142,300	8,929,325

Automotive Components (1.8%)
Magna International, Inc.	97,700	7,135,031

Chemicals (1.2%)
Dow Chemical Co.	119,200	4,646,416

Computer Hardware & Software (9.1%)
American Power Conversion	369,550	8,115,318
Autodesk, Inc.*	212,400	7,387,272
Cisco Systems, Inc.*	400,400	9,209,200
Dell Inc.*	107,200	2,448,448
Hewlett-Packard Co.	217,874	7,993,797

		35,154,035

Consumer Products (0.5%)
Helen of Troy, Ltd.*	105,700	1,856,092

Diversified Financial Services (10.0%)
Aegon NV	524,785	9,850,214
Citigroup, Inc.	96,798	4,807,957
Federated Investors, Inc.	244,800	8,276,688
Investment Technology Group, Inc.*	169,300	7,576,175
JP Morgan Chase & Co.	94,107	4,419,265
Washington Mutual, Inc.	90,526	3,935,165

		38,865,464

Diversified Manufacturing (7.1%)
Carlisle Cos., Inc.	145,200	12,211,320
Crane Co.	221,800	9,271,240
Trinity Industries, Inc.	191,425	6,158,142

		27,640,702

Electrical Equipment (2.4%)
Baldor Electric Co.	306,493	9,449,179

Food & Beverage (2.1%)
The Coca-Cola Co.	178,200	7,961,976

1

Health Care (4.7%)
Johnson & Johnson	58,700	$3,811,978
McKesson Corp.	117,150	6,176,148
Merck & Co., Inc.	38,900	1,629,910
Pfizer, Inc.	228,950	6,493,022

		18,111,058

Home Furnishings (2.2%)
Furniture Brands International, Inc.	185,850	3,538,584
La-Z-Boy, Inc.	342,150	4,776,414

		8,314,998

Industrial Conglomerates (2.1%)
General Electric Co.	226,100	7,981,330

Metals & Mining (1.9%)
Alcoa, Inc.	263,900	7,399,756

Oil & Oil Services (6.5%)
Royal Dutch Petroleum Co.	141,400	9,346,540
Tidewater, Inc.	162,850	7,196,342
Valero Energy Corp.	169,200	8,708,724

		25,251,606

Paper and Forest Products (1.5%)
Wausau Paper Corp.	431,300	5,822,550

Recreation (4.0%)
Brunswick Corp.	245,100	7,644,669
Mattel, Inc.	392,400	7,730,280

		15,374,949

Restaurants (0.5%)
OSI Restaurant Partners, Inc.	55,350	1,755,149
Ryan’s Restaurant Group, Inc.*	744	11,807

		1,766,956

Retail (3.4%)
BJ’s Wholesale Club, Inc.*	191,400	5,585,052
Home Depot, Inc.	205,500	7,453,485

		13,038,537

Semiconductors (3.9%)
Intel Corp.	320,200	6,586,514
Texas Instruments, Inc.	253,800	8,438,850

		15,025,364

Telecommunication Services (5.6%)
Nokia Corp. ADR	539,650	10,625,709
Telefonos de Mexico, Class L ADR	428,900	10,971,262

		21,596,971

Transportation (4.1%)
Norfolk Southern Corp.	195,800	8,624,990
Werner Enterprises, Inc.	395,000	7,390,450

		16,015,440

Total common stocks (cost: $264,928,909)		336,283,724

2

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Short-Term Notes (5.4%)
Commercial Paper (3.9%)
Consumer Finance (3.9%)
American Express Credit Corp.	5.313%	11/20/06	$2,000,000	$1,985,445
American Honda Finance Corp.	5.313	10/04/06	2,000,000	1,999,127
General Electric Capital Corp.	5.303	11/20/06	2,000,000	1,985,182
Nestle Capital Corp.	5.251	12/14/06	3,000,000	2,968,041
Prudential Funding Corp.	5.293	10/06/06	2,000,000	1,998,550
Toyota Motor Credit Corp.	5.303	10/06/06	2,000,000	1,998,547
UBS Finance Delaware, LLC	5.323	11/16/06	2,000,000	1,986,583

				14,921,475

Food & Beverage (0.5%)
The Coca-Cola Co.	5.282	11/06/06	2,000,000	1,989,580

Oil & Gas (0.5%)
Chevron Texaco Corp.	5.293	10/24/06	2,000,000	1,993,330

Telecommunications (0.5%)
Bellsouth Corp.	5.277	10/16/06	2,000,000	1,995,638

Total short-term notes (cost: $20,900,037)				20,900,023

			Shares

Money Market Mutual Funds (5.7%)
Federated Investors Prime Obligation Fund			10,981,287	10,981,287
Goldman Sachs Financial Square Fund			11,250,000	11,250,000

Total money market mutual funds (cost: $22,231,287)				22,231,287

Mutual Funds (1.9%)
iShares Russell 1000 Value Index Fund (cost: $5,676,640)			93,100	7,175,217

Total Investments (100.0%) (a) (cost: $313,736,873)				386,590,251

Other assets less liabilities (0.0%)				171,923

Net Assets (100.0%)				$386,762,174

__________________
* Non- Income producing securities.

The Interest rate for short-term notes reflects the yields for those securities.

Percentages shown are based on net assets.

(a) The United States federal income tax basis of the Portfolio’s investments and the cost are the same as of September 30, 2006.

3

OneAmerica Funds, Inc.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Short-Term Notes (98.9%)
U.S. Government & Agency Obligations (25.5%)
Federal Home Loan Bank Discount Notes	5.090%	11/13/06	$1,500,000	$1,490,880
Federal Home Loan Bank Discount Notes	5.232	10/13/06	4,000,000	3,993,024
Federal Home Loan Bank Discount Notes	5.140	10/18/06	4,000,000	3,990,301
Federal Home Loan Mortgage Corp. Discount Notes	5.130	10/31/06	4,000,000	3,982,900
Federal Home Loan Mortgage Corp. Discount Notes	5.150	11/20/06	3,200,000	3,177,111
Federal Home Loan Mortgage Corp. Discount Notes	5.140	10/17/06	2,800,000	2,793,603
Federal Agricultural Mortgage Corp. Discount Notes	5.240	10/30/06	3,600,000	3,584,804
Federal Agricultural Mortgage Corp. Discount Notes	5.150	11/27/06	4,000,000	3,967,405
Federal Agricultural Mortgage Corp. Discount Notes	5.140	10/12/06	2,400,000	2,396,212
Federal Farm Credit Bank Discount Note	5.100	10/18/06	3,750,000	3,740,969
Federal Farm Credit Bank Discount Note	5.100	10/06/06	3,245,000	3,242,701
Federal Farm Credit Bank Discount Note	5.300	12/28/06	2,000,000	1,974,089
Federal National Mortgage Association Discount Notes	5.140	12/13/06	3,000,000	2,968,732
Federal National Mortgage Association Discount Notes	5.110	12/01/06	2,697,000	2,673,648
Federal National Mortgage Association Discount Notes	5.110	12/11/06	2,350,000	2,326,317
Tennessee Valley Authority Discount Notes	5.120	10/05/06	1,500,000	1,499,147
Tennessee Valley Authority Discount Notes	5.100	10/12/06	1,500,000	1,497,662
Tennessee Valley Authority Discount Notes	5.080	11/09/06	6,000,000	5,966,980
Tennessee Valley Authority Discount Notes	5.120	10/19/06	1,500,000	1,496,160

				56,762,645

Commercial Paper (65.0%)
Automotive (2.7%)
Honda Motor Company	5.240	10/27/06	3,000,000	2,988,647
Honda Motor Company	5.260	10/12/06	3,000,000	2,995,215

				5,983,862

Banks (5.4%)
Bank of America Corp.	5.250	10/27/06	2,200,000	2,191,658
Bank of America Corp.	5.270	01/12/07	1,000,000	984,922
Bank of America Corp.	5.250	12/06/06	2,800,000	2,773,050
National City Bank	5.220	10/24/06	2,000,000	1,993,330
National City Credit	5.220	10/13/06	4,000,000	3,993,040

				11,936,000

Chemicals (4.0%)
E.I. Du Pont De Nemours & Co.	5.220	10/24/06	3,000,000	2,990,033
BASF AG	5.250	11/13/06	4,000,000	3,974,917
BASF AG	5.240	12/11/06	2,000,000	1,979,331

				8,944,281

Consumer Finance (10.7%)
American Express Credit Corp.	5.240	12/04/06	4,000,000	3,962,738
American Express Credit Corp.	5.260	10/05/06	2,000,000	1,998,831
America General Finance Corp.	5.300	10/25/06	3,000,000	2,989,490
America General Finance Corp.	5.273	10/04/06	3,000,000	2,998,689
Toyota Motor Credit Corp.	5.230	10/05/06	4,000,000	3,997,676
Toyota Motor Credit Corp.	5.280	10/27/06	2,000,000	1,992,446
UBS Finance Delaware, LLC	5.260	10/26/06	6,000,000	5,978,118

				23,917,988

Diversified Financial Services (6.7%)
Citigroup Funding Inc.	5.200	11/16/06	2,000,000	1,986,711
Citigroup Funding Inc.	5.220	12/12/06	4,000,000	3,958,240
General Electric Capital Corp.	5.230	11/24/06	3,500,000	3,472,543
General Electric Capital Corp.	5.210	12/15/06	2,500,000	2,472,865
IBM Credit Corp.	5.200	12/07/06	3,000,000	2,970,967

				14,861,326

Diversified Telecommunication Services (2.7%)
Bellsouth Telecommunications	5.230	10/02/06	3,000,000	2,999,564
Bellsouth Telecommunications	5.230	11/17/06	3,000,000	2,979,516

				5,979,080

1

Education (2.7%)
Harvard University	5.200%	10/10/06	$4,000,000	$3,994,800
Harvard University	5.200	10/13/06	2,000,000	1,996,533

				5,991,333

Electric Products (1.8%)
Emerson Electric Co.	5.210	10/16/06	4,000,000	3,991,317

Food, Beverages (5.4%)
The Coca-Cola Co.	5.220	10/26/06	4,000,000	3,985,500
The Coca-Cola Co.	5.190	12/21/06	2,000,000	1,976,645
Nestle Capital Corp.	5.200	10/25/06	3,000,000	2,989,610
Nestle Capital Corp.	5.270	11/21/06	3,000,000	2,977,858

				11,929,613

Insurance (4.0%)
American International Group Funding, Inc.	5.210	12/12/06	3,000,000	2,968,740
Prudential Funding Corp.	5.260	10/24/06	2,000,000	1,993,330
Prudential Funding Corp.	5.220	12/14/06	4,000,000	3,957,080

				8,919,150

Media (2.7%)
Gannett Corp.	5.250	10/13/06	1,400,000	1,397,550
Gannett Corp.	5.210	10/17/06	4,600,000	4,589,348

				5,986,898

Medical - Drugs (2.7%)
Abbott Laboratories	5.180	11/07/06	2,000,000	1,989,352
Abbott Laboratories	5.180	11/14/06	1,000,000	993,669
Abbott Laboratories	5.150	11/21/06	3,000,000	2,978,112

				5,961,133

Office Automation & Equipment (2.7%)
Pitney Bowes Inc.	5.200	10/04/06	3,000,000	2,998,700
Pitney Bowes Inc.	5.200	10/23/06	3,000,000	2,990,467

				5,989,167

Oil & Gas (2.7%)
Chevron Texaco Corp.	5.217	10/03/06	4,000,000	3,998,847
Chevron Texaco Corp.	5.210	11/17/06	2,000,000	1,986,396

				5,985,243

Pipelines (2.7%)
Colonial Pipeline Co.	5.250	10/16/06	3,000,000	2,993,436
Colonial Pipeline Co.	5.270	10/20/06	3,000,000	2,991,656

				5,985,092

Retail (2.7%)
Wal-Mart	5.232	10/05/06	3,000,000	2,998,263
Wal-Mart	5.210	12/05/06	3,000,000	2,971,779

				5,970,042

Transport Services (2.7%)
United Parcel Services, Inc.	5.100	11/01/06	3,000,000	2,986,825
United Parcel Services, Inc.	5.140	10/11/06	1,500,000	1,497,871
United Parcel Services, Inc.	5.165	10/31/06	1,500,000	1,493,600

				5,978,296

Variable Rate Demand Notes (4.1%)**
Chatham Capital Corp. (backed by 5/3rd Bank LOC)	5.280	11/01/28	1,000,000	1,000,000
Community Housing Development (backed by Wells Fargo Bank LOC)	5.380	08/01/24	900,000	900,000
Connecticut Water (backed by Citizen Bank of RI LOC)	5.270	01/04/29	1,500,000	1,500,000
PCP Investors LLC (backed by Wells Fargo Bank LOC)	5.380	12/01/24	925,000	925,000
Pineview (backed by 5/3rd Bank LOC)	5.280	01/01/23	400,000	400,000
Rockwood Quarry LLC (backed by 5/3rd Bank LOC)	5.330	12/01/22	4,400,000	4,400,000

				9,125,000

Corporate Bonds (4.3%)
Household & Personal Products (2.7% )
The Proctor & Gamble Co.	4.750	06/15/07	6,000,000	5,968,487

Pharmaceuticals (1.6%)
Pfizer Inc.	2.500	03/15/07	3,606,000	3,560,575

Total short-term notes (cost: $219,726,528)				219,726,528

2

	Shares

Money Market Mutual Funds (0.7%)
Dreyfus Masternote Account	200,040	$200,040
Federated Investors Prime Obligation Fund	150,001	150,001
Wells Fargo Cash Invest MM-I	1,275,000	1,275,000

Total money market mutual funds (cost: $1,625,041)		1,625,041

Cash and Cash Equivalents (0.1%)
BONY Cash Reserve (cost: $102,982)	102,982	102,982

Total Investments (99.7%) (a) (cost: $221,454,551)		221,454,551

Other assets less liabilities (0.3%)		679,777

Net Assets (100.0%)		$222,134,328

______________
**Variable rate investment. The rate shown represents the rate in effect at September 30, 2006. The notes contain a demand feature that allows the notes to be put back to the remarketing agent at par upon seven days notice.

The interest rate for short-term notes reflects the yields for those securities.

Cost represents amortized cost.

Percentages shown are based on net assets.

(a) The United States federal income tax basis of the Portfolio’s investments and the cost are the same as of September 30, 2006.

3

OneAmerica Funds, Inc.
INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Long-Term Notes and Bonds (93.7%)
U.S. Government & Agency Obligations (15.4%)
FHLB	5.750%	05/15/12	$700,000	$728,180
FHLMC 3/5/2019 Series	5.200	03/05/19	700,000	680,537
Housing Urban Development	4.850	08/01/11	900,000	895,991
Housing Urban Development	5.670	08/01/16	800,000	817,507
Tennessee Valley Authority	6.250	12/15/17	900,000	993,618
U.S. Treasury Bonds	6.250	08/15/23	950,000	1,102,965
U.S. Treasury Bonds	5.375	02/15/31	1,600,000	1,728,125
U.S. Treasury Notes	3.375	02/15/08	1,500,000	1,471,700
U.S. Treasury Notes	4.875	04/30/08	1,000,000	1,001,445
U.S. Treasury Notes	5.125	06/30/11	900,000	919,863
U.S. Treasury Notes	5.000	08/15/11	950,000	968,295
U.S. Treasury Notes	4.875	02/15/12	2,800,000	2,839,046
U.S. Treasury Notes	4.000	11/15/12	4,350,000	4,213,384
U.S. Treasury Notes	3.875	02/15/13	1,100,000	1,056,559
U.S. Treasury Notes	4.250	11/15/14	150,000	146,285
U.S. Treasury Notes	5.125	05/15/16	200,000	207,469

				19,770,969

Mortgage-Backed and Asset-Backed Securities (48.2%)
Atlantic City Electric Transition Funding	4.910	07/20/17	1,000,000	989,797
LLC 2002-1 A3
Banc of America Commercial Mortgage Inc.	5.379	04/10/15	900,000	904,533
Bear Stearns Commercial Mortgage Securities	5.530	09/11/41	1,300,000	1,315,404
Centerpoint Energy	4.970	08/01/14	600,000	598,572
FHLMC Gold Pool # A48197	6.500	01/01/36	1,468,238	1,495,657
FHLMC Gold Pool # J05930	5.500	03/01/21	2,804,680	2,803,017
FHLMC Gold Pool #A11823	5.000	08/01/33	115,926	111,905
FHLMC Gold Pool #A16641	5.500	12/01/33	257,606	254,858
FHLMC Gold Pool #A40159	5.500	11/01/35	53,954	53,235
FHLMC Gold Pool #A40754	6.500	12/01/35	674,294	686,913
FHLMC Gold Pool #A41968	5.500	01/01/36	558,956	551,506
FHLMC Gold Pool #A42106	6.500	01/01/36	2,785,842	2,837,976
FHLMC Gold Pool #A43870	6.500	03/01/36	1,159,097	1,180,743
FHLMC Gold Pool #A45624	5.500	06/01/35	58,197	57,422
FHLMC Gold Pool #A49346	6.500	05/01/36	274,750	279,881
FHLMC Gold Pool #A49346	6.500	06/01/36	1,846,082	1,880,557
FHLMC Gold Pool #B12969	4.500	03/01/19	245,472	237,243
FHLMC Gold Pool #B19462	5.000	07/01/20	1,135,674	1,116,370
FHLMC Gold Pool #C01086	7.500	11/01/30	82,132	85,149
FHLMC Gold Pool #C01271	6.500	12/01/31	132,047	135,090
FHLMC Gold Pool #C01302	6.500	11/01/31	46,008	47,068
FHLMC Gold Pool #C01676	6.000	11/01/33	5,965,552	6,009,065
FHLMC Gold Pool #C14364	6.500	09/01/28	65,569	67,229
FHLMC Gold Pool #C14872	6.500	09/01/28	6,294	6,453
FHLMC Gold Pool #C20300	6.500	01/01/29	45,910	47,073
FHLMC Gold Pool #C28221	6.500	06/01/29	18,934	19,410
FHLMC Gold Pool #C35377	7.000	01/01/30	9,505	9,803
FHLMC Gold Pool #C41636	8.000	08/01/30	7,016	7,379
FHLMC Gold Pool #C56017	6.500	03/01/31	477,545	488,704
FHLMC Gold Pool #C61802	5.500	12/01/31	748,699	741,764
FHLMC Gold Pool #C64936	6.500	03/01/32	69,217	70,794

1

FHLMC Gold Pool #C65674	7.000%	03/01/32	$42,481	$43,739
FHLMC Gold Pool #C68790	6.500	07/01/32	377,245	385,841
FHLMC Gold Pool #C74741	6.000	12/01/32	291,349	293,792
FHLMC Gold Pool #C79460	5.500	05/01/33	301,317	298,102
FHLMC Gold Pool #C79886	6.000	05/01/33	659,612	664,629
FHLMC Gold Pool #E00543	6.000	04/01/13	48,353	48,776
FHLMC Gold Pool #E00565	6.000	08/01/13	36,892	37,215
FHLMC Gold Pool #E00957	6.000	03/01/16	69,480	70,507
FHLMC Gold Pool #E01007	6.000	08/01/16	48,445	49,161
FHLMC Gold Pool #E01085	5.500	12/01/16	93,951	94,239
FHLMC Gold Pool #E01136	5.500	03/01/17	242,611	243,159
FHLMC Gold Pool #E01216	5.500	10/01 /17	229,536	230,055
FHLMC Gold Pool #E01378	5.000	05/01/18	469,240	462,437
FHLMC Gold Pool #E71048	6.000	07/01/13	2,029	2,046
FHLMC Gold Pool #E72468	5.500	10/01/13	30,996	31,133
FHLMC Gold Pool #E74118	5.500	01/01/14	114,602	115,073
FHLMC Gold Pool #E77035	6.500	05/01/14	58,191	59,451
FHLMC Gold Pool #E77962	6.500	07/01/14	75,561	77,198
FHLMC Gold Pool #E78727	6.500	10/01/14	2,234	2,282
FHLMC Gold Pool #E82543	6.500	03/01/16	65,921	67,340
FHLMC Gold Pool #E85127	6.000	08/01/16	25,462	25,838
FHLMC Gold Pool #E85353	6.000	09/01/16	103,954	105,489
FHLMC Gold Pool #E89823	5.500	05/01/17	305,545	306,236
FHLMC Gold Pool #E90912	5.500	08/01/17	80,234	80,416
FHLMC Gold Pool #E91139	5.500	09/01/17	391,272	392,157
FHLMC Gold Pool #E91646	5.500	10/01/17	614,883	616,272
FHLMC Gold Pool #E92047	5.500	10/01/17	347,961	348,747
FHLMC Gold Pool #E92196	5.500	11/01/17	57,973	58,104
FHLMC Gold Pool #E95159	5.500	03/01/18	400,776	401,541
FHLMC Gold Pool #E95734	5.000	03/01/18	2,003,131	1,974,090
FHLMC Gold Pool #G01091	7.000	12/01/29	51,336	52,947
FHLMC Gold Pool #G02060	6.500	01/01/36	2,035,645	2,073,740
FHLMC Gold Pool #G08016	6.000	10/01/34	2,514,468	2,531,454
FHLMC Gold Pool #G10817	6.000	06/01/13	48,076	48,496
FHLMC Gold Pool #G11753	5.000	08/01/20	872,210	857,385
FHLMC Gold Pool #J01380	5.500	03/01/21	2,849,139	2,847,449
FHLMC Gold Pool# A44969	6.500	04/01/36	1,432,948	1,459,707
FHLMC Series 2424 Class OG CMO	6.000	03/15/17	1,500,000	1,529,648
FHLMC Series 2835 Class MD CMO	4.500	08/15/19	850,000	798,785
FHLMC Series 2947 Class VA CMO	5.000	03/15/16	781,807	770,738
FHLMC Series 3020 Class VA CMO	5.500	11/15/14	1,813,825	1,823,069
FNCL Pool #357637	6.000	11/01/34	2,703,338	2,720,798
FNMA CMO 2002-86 KM CMO	5.000	12/25/17	2,150,000	2,102,758
FNMA Pool #253798	6.000	05/01/16	3,085	3,134
FNMA Pool #356565	5.500	09/01/17	1,815,301	1,819,900
FNMA Pool #545929	6.500	08/01/32	232,151	237,346
FNMA Pool #555591	5.500	07/01/33	787,790	778,566
FNMA Pool #572020	6.000	04/01/16	49,778	50,573
FNMA Pool #578974	6.000	05/01/16	116,941	118,812
FNMA Pool #579170	6.000	04/01/16	38,917	39,538
FNMA Pool #584953	7.500	06/01/31	46,276	47,893
FNMA Pool #585097	6.000	05/01/16	176,617	179,435
FNMA Pool #651220	6.500	07/01/32	250,839	256,452
FNMA Pool #781776	6.000	10/01/34	310,431	312,436
GNMA CMO 2002-88 GW	5.500	09/20/19	1,000,000	981,088
GNMA Pool #415539	8.000	07/15/27	20,452	21,682
GNMA Pool #424739	7.500	05/15/26	34,589	36,081
GNMA Pool #443216	8.000	07/15/27	23,372	24,778
GNMA Pool #452827	7.500	02/15/28	29,430	30,671
GNMA Pool #457453	7.500	10/15 /27	14,484	15,114
GNMA Pool #479743	7.500	11/15/30	26,709	27,809
GNMA Pool #511723	7.500	10/15/30	61,330	63,855

2

GNMA Pool #511778	7.500%	11/15/30	$112,399	$117,027
GNMA Pool #529534	8.000	08/15/30	9,381	9,943
GNMA Pool #540356	7.000	05/15/31	102,756	106,165
GNMA Pool #542083	7.000	01/15/31	21,327	22,034
GNMA Pool #552466	6.500	03/15/32	136,185	139,909
GNMA Pool #570323	6.000	02/15/32	36,819	37,341
GNMA Pool #574395	6.000	01/15/32	1,032,657	1,047,274
GNMA Pool #577653	6.000	08/15/32	90,981	92,269
GNMA Pool #585 467	6.000	08/15/32	295,260	299,440
GNMA Pool #591025	6.500	10/15/32	249,998	256,835
Small Business Administration Agency, Ser. 2006-10A	5.524	03/10/16	1,000,000	1,008,253
Small Business Administration Participation Certificates, Ser. 2006-20C	5.570	03/01/26	984,000	998,829
Vende Mortgage Trust 2001-3J	6.500	05/15/08	371,389	373,354

				61,846,445

Corporate Obligations (30.1%)
Airlines (0.5%)
Continental Airlines, Inc.	6.545	08/02/20	639,780	650,844

Auto Rental (0.6%)
ERAC USA Finance Co.	5.600	05/01/15	800,000	790,957

Automotive (0.0%)
Daimler Chrysler North America Holdings	7.750	01/18/11	37,000	39,642

Brewery (1.0%)
FBG Finance Ltd.	5.875	06/15/35	700,000	650,535
Sabmiller Plc Series 144A	6.500	07/01/16	650,000	679,006

				1,329,541

Cellular Telecom (0.5%)
Vodafone Group PLC	5.500	06/15/11	600,000	601,447

Chemicals (1.4%)
Chemtura Corp.	6.875	06/01/16	300,000	295,875
Cytec Industries, Inc.	6.000	10/01/15	700,000	691,402
E.I. Du Pont De Nemours Co.	6.875	10/15/09	37,000	38,850
Praxair, Inc.	6.625	10/15/07	700,000	708,228

				1,734,355

Commercial Banks (0.6%)
Bank of America Corp.	7.400	01/15/11	37,000	40,044
Bank One Corp.	7.875	08/01/10	37,000	40,340
First Union National Bank	7.800	08/18/10	37,000	40,211
State Street Bank & Trust	5.300	01/15/16	600,000	596,449
US Bank North America	6.375	08/01/11	37,000	38,833

				755,877

Commercial Services & Supplies (0.9%)
Waste Management, Inc.	6.875	05/15/09	1,100,000	1,142,846

Computer - Software (0.5%)
Computer Associates Inc. Series 144A	5.625	12/01/14	700,000	654,093

Consumer Products (0.6%)
Unilever Capital Corp.	7.125	11/01/10	737,000	787,315

3

E&P Services (0.6%)
Seacor Holdings Inc.	5.875%	10/01/12	$805,000	$783,057

Electric Utility (2.9%)
Arizona Public Service Co.	6.375	10/15/11	600,000	617,510
Centerpoint Energy	6.500	02/01/08	1,000,000	1,011,633
Entergy Gulf States, Inc.	4.875	11/01/11	650,000	621,392
NiSource Finance Corp.	7.875	11/15/10	37,000	39,913
Pacific Gas & Electric	4.200	03/01/11	700,000	671,405
Potomac Edison Co. Series 144A	5.350	11/15/14	700,000	688,087

				3,649,940

Electronic Parts Distrib (0.5%)
Avnet, Inc.	6.625	09/15/16	650,000	661,555

Finance Companies (1.8%)
CIT Group, Inc.	5.500	11/30/07	700,000	701,919
Ford Motor Credit Corp.	7.000	10/01/13	800,000	742,271
General Electric Capital Corp.	7.375	01/19/10	37,000	39,471
Goldman Sachs Group, Inc.	6.875	01/15/11	37,000	39,215
HSBC Finance Corp.	6.750	05/15/11	37,000	39,213
J.P. Morgan Chase & Co.	6.750	02/01/11	37,000	39,129
Merrill Lynch & Co.	6.000	02/17/09	37,000	37,614
SLM Corp.	4.500	07/26/10	700,000	681,591

				2,320,423

Food Products (0.7%)
ConAgra Foods, Inc.	6.750	09/15/11	800,000	844,538
Kellogg Company	6.600	04/01/11	37,000	38,930

				883,468

Gas-Distribution (0.4%)
Atmos Energy Corp.	4.950	10/15/14	600,000	567,503

Health Care Providers & Services (0.9%)
Beckman Coulter, Inc.	7.450	03/04/08	500,000	512,117
United Healthcare Group	5.250	03/15/11	650,000	648,960

				1,161,077

Healthcare Equipment & Supplies (0.8%)
Hospira, Inc.	5.900	06/15/14	1,000,000	995,371

Independent Energy (2.5%)
Chesapeake Energy Corp.	7.750	01/15/15	650,000	663,000
Kerr-Mcgee Corp.	7.125	10/15/27	700,000	752,607
Pioneer Natual Resource	7.200	01/15/28	600,000	586,138
Southwestern Energy Co.	7.125	10/10/17	500,000	509,050
Union Pacific Resources	7.050	05/15/18	600,000	652,623

				3,163,418

Insurance (2.2%)
Allstate Life Global Funding	4.250	02/26/10	700,000	680,176
Metropolitan Life Global Funding Series 144A	4.625	08/19/10	800,000	783,483
Nationwide Financial Services	6.250	11/15/11	700,000	726,928
TIAA Global Markets Inc. Series 144A	4.875	01/12/11	600,000	592,955

				2,783,542

Integrated Energy (0.0%)
Conocophilips Company	8.750	05/25/10	37,000	41,320

4

Media (1.5%)
Aol Time Warner, Inc.	6.750%	04/15/11	$37,000	$38,698
AOL Time Warner, Inc.	7.625	04/15/31	900,000	994,203
Comcast Corp.	6.500	01/15/15	800,000	835,094
Viacom, Inc.	6.625	05/15/11	37,000	38,444

				1,906,439

Medical Laboratories (0.5%)
Laboratory Corp of America	5.625	12/15/15	600,000	595,487

Metal-Aluminum (0.0%)
Alcoa, Inc.	6.500	06/01/11	37,000	38,871

Office Furnishings-Orig (0.5%)
Steelcase, Inc.	6.500	08/15/11	650,000	660,719

Paper and Forest Products (1.8%)
Abitibi-Consolidated, Inc.	8.850	08/01/30	800,000	672,000
Stora Enso OYJ	6.404	04/15/16	693,000	706,384
Weyerhaeuser Co.	7.375	03/15/32	900,000	932,290

				2,310,674

Pharmaceuticals (0.5%)
Amerisourcebergen Corp. Series 144A	5.625	09/15/12	700,000	688,065

Pipelines (3.3%)
El Paso Natural Gas Series 144A	7.625	08/01/10	700,000	721,000
Energy Transfer Partners	5.650	08/01/12	600,000	594,581
Enterprise Products Operations Series B	6.875	03/01/33	650,000	668,851
Gulfstream Natural Gas Series 144A	5.560	11/01/15	700,000	698,832
Magellan Midstream Partners	5.650	10/15/16	800,000	783,226
Transcont Gas Pipe Corp.	8.875	07/15/12	650,000	719,063

				4,185,553

Real Estate (0.5%)
Simon Property Group LP Series 144A	3.750	01/30/09	700,000	675,805

Retail (0.0%)
Wal-Mart	6.875	08/10/09	37,000	38,747

Telecommunication Services (1.5%)
AT&T Wireless Services, Inc.	7.875	03/01/11	37,000	40,518
AT&T Wireless Services, Inc.	6.250	03/15/11	37,000	38,199
British Telecom Plc	8.375	12/15/10	37,000	41,464
Deutsche Telekom International	8.000	06/15/10	37,000	40,363
France Telecom	7.750	03/01/11	37,000	40,536
Sprint Capital Corp.	7.625	01/30/11	37,000	39,838
Sprint Capital Corp.	8.750	03/15/32	800,000	975,600
Verizon Communications	6.940	04/15/28	600,000	621,427
Verizon Global Funding Corp.	7.250	12/01/10	37,000	39,687

				1,877,632

Miscellaneous (0.1%)
Inter-American Development Bank	7.375	01/15/10	37,000	39,803
Quebec Province	6.125	01/22/11	37,000	38,460

				78,263

Total corporate obligations (cost: $39,058,524)				38,553,846

Total long-term notes and bonds (cost: $121,029,392)				120,171,260

5

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Short-Term Notes and Bonds (2.5%)
Corporate Obligations (2.5%)
Auto Components (0.4%)
Johnson Controls, Inc.	5.000%	11/15/06	$500,000	$499,492

Beverages (0.6%)
Bottling Group LLC	2.450	10/16/06	800,000	799,220

Commercial Banks (0.6%)
Bank One NA Illinois	5.500	03/26/07	800,000	800,327

Media (0.6%)
Cox Enterprises, Inc. Series 144A	8.000	02/15/07	700,000	704,265

Miscellaneous (0.3%)
Morgan Stanley Tracers Variable Series 144A	5.668	03/01/07	366,681	367,150

Total short-term notes and bonds (cost: $3,166,347)				3,170,454

			Shares

Money Market Mutual Funds (2.9%)
Federated Investors Prime Obligation Fund			1,394,206	1,394,206
Goldman Sachs Financial Square Funds			2,365,000	2,365,000

Total money market mutual funds (cost: $3,759,206)				3,759,206

Mutual Funds (0.7%)
Federated High Yield Bond			17,822	106,222
Loomis Sayles Global Bond Fund			45,787	706,495
Neuberger Berman High Income Bond Fund			11,032	99,504

Total mutual funds (cost: $910,689)				912,221

Total Investments (99.8%) (a) (cost: $128,865,634)				128,013,141
Other assets less liabilities (0.2%)				277,084

Net Assets (100.0%)				$128,290,225

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities.

Percentages shown are based on net assets.

(a) The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2006.

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation

$128,880,063	$814,336	$(1,681,258)	$(866,922)

6

OneAmerica Funds, Inc.
ASSET DIRECTOR PORTFOLIO
 SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)

Description	Shares	Value

Common Stocks (60.6%)
Aerospace & Defense (1.9%)
General Dynamics Corp.	19,000	$1,361,730
Precision Castparts Corp.	59,800	3,776,968

		5,138,698

Apparel (5.1%)
Columbia Sportswear Co.*	77,400	4,321,242
Kellwood Co.	98,600	2,842,638
Liz Claiborne, Inc.	73,800	2,915,838
Wolverine World Wide, Inc.	147,750	4,182,803

		14,262,521

Automotive (1.6%)
Harley-Davidson, Inc.	71,900	4,511,725

Automotive Components (1.3%)
Magna International, Inc.	47,900	3,498,137

Chemicals (0.9%)
Dow Chemical Co.	61,600	2,401,168

Computer Hardware & Software (6.3%)
American Power Conversion	175,700	3,858,372
Autodesk, Inc.*	101,600	3,533,648
Cisco Systems, Inc.*	197,800	4,549,400
Dell Inc.*	57,000	1,301,880
Hewlett-Packard Co.	110,867	4,067,710

		17,311,010

Consumer Products (0.3%)
Helen of Troy, Ltd.*	42,200	741,032

Diversified Financial Services (7.0%)
Aegon NV	250,786	4,707,252
Citigroup, Inc.	49,728	2,469,990
Federated Investors, Inc.	117,800	3,982,818
Investment Technology Group, Inc.*	83,000	3,714,250
JP Morgan Chase & Co.	51,240	2,406,230
Washington Mutual, Inc.	48,627	2,113,816

		19,394,356

Diversified Manufacturing (4.8%)
Carlisle Cos., Inc.	69,200	5,819,720
Crane Co.	107,500	4,493,500
Trinity Industries, Inc.	94,875	3,052,129

		13,365,349

Electrical Equipment (2.0%)
Baldor Electric Co.	148,000	4,562,840
FLIR Systems Inc.*	35,500	964,180

		5,527,020

Food & Beverage (1.4%)
The Coca-Cola Co.	89,100	3,980,988

Health Care (3.6%)
Johnson & Johnson	31,300	2,032,622
McKesson Corp.	56,100	2,957,592

Merck & Co., Inc.	19,900	$833,810
Pfizer, Inc.	118,100	3,349,316
Zimmer Holdings, Inc.*	13,500	911,250

		10,084,590

Home Furnishings (1.5%)
Furniture Brands International, Inc.	98,650	1,878,296
La-Z-Boy, Inc.	165,050	2,304,098

		4,182,394

Industrial Conglomerates (1.4%)
General Electric Co.	111,800	3,946,540

Metals & Mining (1.3%)
Alcoa, Inc.	132,500	3,715,300

Oil & Oil Services (4.4%)
Royal Dutch Petroleum Co.	67,850	4,484,885
Tidewater, Inc.	79,550	3,515,315
Valero Energy Corp.	82,000	4,220,540

		12,220,740

Paper and Forest Products (1.0%)
Wausau Paper Corp.	200,700	2,709,450

Recreation (2.6%)
Brunswick Corp.	115,700	3,608,683
Mattel, Inc.	187,300	3,689,810

		7,298,493

Restaurants (0.4%)
OSI Restaurant Partners, Inc.	33,000	1,046,430

Retail (2.4%)
BJ’s Wholesale Club, Inc.*	97,000	2,830,460
Home Depot, Inc.	104,400	3,786,588

		6,617,048

Semiconductors (2.7%)
Intel Corp.	156,500	3,219,205
Texas Instruments, Inc.	125,000	4,156,250

		7,375,455

Telecommunication Services (3.9%)
Nokia Corp. ADR	268,300	5,282,827
Telefonos de Mexico, Class L ADR	213,700	5,466,446

		10,749,273

Transportation (2.8%)
Norfolk Southern Corp.	95,400	4,202,370
Werner Enterprises, Inc.	188,400	3,524,964

		7,727,334

Total common stocks (cost: $126,707,487)		167,805,051

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Long-Term Notes and Bonds (24.6%)
U.S. Government & Agency Obligations (5.4%)
FHLMC 3/5/2019 Series	5.200%	03/05/19	$300,000	$291,659
Housing Urban Development	4.850	08/01/11	100,000	99,555
Housing Urban Development	5.670	08/01/16	200,000	204,377
Tennessee Valley Authority	6.250	12/15/17	100,000	110,402
U.S. Treasury Bond	9.125	05/15/18	200,000	277,703
U.S. Treasury Bonds	6.250	08/15/23	1,050,000	1,219,067
U.S. Treasury Bonds	6.250	05/15/30	225,000	270,404
U.S. Treasury Bonds	5.375	02/15/31	800,000	864,062
U.S. Treasury Notes	3.375	02/15/08	700,000	686,793
U.S. Treasury Notes	4.875	04/30/08	1,000,000	1,001,445

U.S. Treasury Notes	3.875%	05/15/09	$2,300,000	$2,257,592
U.S. Treasury Notes	6.000	08/15/09	300,000	310,957
U.S. Treasury Notes	5.000	02/15/11	200,000	203,539
U.S. Treasury Notes	5.125	06/30/11	300,000	306,621
U.S. Treasury Notes	4.875	02/15/12	800,000	811,156
U.S. Treasury Notes	4.375	08/15/12	1,850,000	1,830,705
U.S. Treasury Notes	3.875	02/15/13	1,800,000	1,728,914
U.S. Treasury Notes	4.250	08/15/13	800,000	783,125
U.S. Treasury Notes	4.250	11/15/14	1,750,000	1,706,660

				14,964,736

Mortgage-Backed and Asset-Backed Securities (11.7%)
Banc of America Commercial Mortgage Inc.	5.379	04/10/15	500,000	502,519
Bear Stearns Commercial Mortgage Securities	5.530	09/11/41	700,000	708,295
Centerpoint Energy	4.970	08/01/14	400,000	399,048
FHLMC Gold Pool #A11823	5.000	08/01/33	527,104	508,821
FHLMC Gold Pool #A16641	5.500	12/01/33	772,819	764,573
FHLMC Gold Pool #A41968	5.500	01/01/36	288,163	284,322
FHLMC Gold Pool #A42106	6.500	01/01/36	2,825,165	2,878,035
FHLMC Gold Pool #A48197	6.500	01/01/36	862,986	879,102
FHLMC Gold Pool #A49346	6.500	05/01/36	795,333	810,186
FHLMC Gold Pool #A49346	6.500	06/01/36	461,256	469,870
FHLMC Gold Pool #B12969	4.500	03/01/19	736,416	711,729
FHLMC Gold Pool #B18146	5.000	04/01/20	835,072	820,617
FHLMC Gold Pool #B18179	5.000	04/01/20	1,754,740	1,724,913
FHLMC Gold Pool #B19462	5.000	07/01/20	567,837	558,186
FHLMC Gold Pool #C01086	7.500	11/01/30	17,855	18,511
FHLMC Gold Pool #C01271	6.500	12/01/31	55,020	56,288
FHLMC Gold Pool #C01302	6.500	11/01/31	27,063	27,687
FHLMC Gold Pool #C01676	6.000	11/01/33	1,079,800	1,087,676
FHLMC Gold Pool #C14872	6.500	09/01/28	23,559	24,156
FHLMC Gold Pool #C20853	6.000	01/01/29	665,233	672,449
FHLMC Gold Pool #C56017	6.500	03/01/31	382,152	391,082
FHLMC Gold Pool #C61802	5.500	12/01/31	177,901	176,253
FHLMC Gold Pool #C65255	6.500	03/01/32	27,926	28,562
FHLMC Gold Pool #C65674	7.000	03/01/32	10,620	10,935
FHLMC Gold Pool #C67071	6.500	05/01/32	66,806	68,501
FHLMC Gold Pool #C68790	6.500	07/01/32	125,748	128,614
FHLMC Gold Pool #C74741	6.000	12/01/32	85,691	86,409
FHLMC Gold Pool #C79886	6.000	05/01/33	191,500	192,957
FHLMC Gold Pool #E00543	6.000	04/01/13	32,522	32,807
FHLMC Gold Pool #E00878	6.500	07/01/15	23,228	23,724
FHLMC Gold Pool #E01007	6.000	08/01/16	48,445	49,161
FHLMC Gold Pool #E77962	6.500	07/01/14	28,335	28,949
FHLMC Gold Pool #E85127	6.000	08/01/16	14,550	14,765
FHLMC Gold Pool #E85353	6.000	09/01/16	103,954	105,489
FHLMC Gold Pool #E95159	5.500	03/01/18	150,291	150,578
FHLMC Gold Pool #E95734	5.000	03/01/18	781,710	770,377
FHLMC Gold Pool #G01477	6.000	12/01/32	714,238	719,878
FHLMC Gold Pool #G01727	6.000	08/01/34	1,634,158	1,646,078
FHLMC Gold Pool #G02060	6.500	01/01/36	1,221,387	1,244,244
FHLMC Gold Pool #G08016	6.000	10/01/34	1,257,234	1,265,727
FHLMC Gold Pool #G08087	6.000	10/01/35	325,442	327,230
FHLMC Gold Pool #G11753	5.000	08/01/20	872,210	857,385
FHLMC Gold Pool #J01380	5.500	03/01/21	1,424,569	1,423,724
FHLMC Gold Pool #J05930	5.500	03/01/21	1,422,393	1,421,549
FHLMC Pool #A14499	6.000	10/01/33	204,334	205,888
FHLMC Series 2424 Class OG CMO	6.000	03/15/17	500,000	509,883
FHLMC Series 2835 Class MD CMO	4.500	08/15/19	150,000	140,962
FHLMC Series 2947 Class VA CMO	5.000	03/15/16	446,747	440,421
FHLMC Series 3020 Class VA CMO	5.500	11/15/14	906,913	911,535

FNCL Pool #357637	6.000%	11/01/34	$739,104	$743,878
FNMA CMO 2002-86 KM CMO	5.000	12/25/17	350,000	342,310
FNMA Pool #356565	5.500	09/01/17	412,569	413,614
FNMA Pool #545929	6.500	08/01/32	108,337	110,762
FNMA Pool #555591	5.500	07/01/33	228,713	226,035
FNMA Pool #574922	6.000	04/01/16	5,024	5,104
FNMA Pool #579170	6.000	04/01/16	54,593	55,464
FNMA Pool #584953	7.500	06/01/31	20,567	21,286
FNMA Pool #651220	6.500	07/01/32	50,168	51,291
FNMA Pool #725793	5.500	09/01/19	1,406,598	1,409,474
GNMA Pool #422407	6.500	01/15/26	8,430	8,668
GNMA Pool #424578	6.500	04/15/26	105,803	108,791
GNMA Pool #425983	6.500	03/15/26	23,012	23,662
GNMA Pool #431962	6.500	05/15/26	58,961	60,625
GNMA Pool #436741	7.500	01/15/27	32,040	33,434
GNMA Pool #443216	8.000	07/15/27	12,226	12,961
GNMA Pool #479743	7.500	11/15/30	26,709	27,809
GNMA Pool #511778	7.500	11/15/30	43,982	45,793
GNMA Pool #542083	7.000	01/15/31	106,634	110,171
GNMA Pool #552466	6.500	03/15/32	63,553	65,291
GNMA Pool #555179	7.000	12/15/31	17,170	17,740
GNMA Pool #570323	6.000	02/15/32	14,728	14,936
GNMA Pool #574395	6.000	01/15/32	101,241	102,674
Small Business Administration Agency, Ser. 2006-10A	5.524	03/10/16	500,000	504,127
Small Business Administration Participation Certificates, Ser. 2006-20C	5.570	03/01/26	492,000	499,415

				32,295,965

Corporate Obligations (7.5%)
Airlines (0.1%)
Continental Airlines, Inc.	6.545	08/02/20	159,945	162,711

Auto Rental (0.1%)
ERAC USA Finance Co.	5.600	05/01/15	200,000	197,739

Automotive (0.0%)
Daimler Chrysler North America Holdings	7.750	01/18/11	7,000	7,500

Brewery (0.2%)
FBG Finance Ltd.	5.875	06/15/35	300,000	278,801
Sabmiller Plc Series 144A	6.500	07/01/16	350,000	365,618

				644,419

Cellular Telecom (0.2%)
Vodafone Group PLC	5.500	06/15/11	400,000	400,964

Chemicals (0.4%)
Chemtura Corp.	6.875	06/01/16	200,000	197,250
Cytec Industries, Inc.	6.000	10/01/15	300,000	296,315
E.I. Du Pont De Nemours Co.	6.875	10/15/09	7,000	7,350
Praxair, Inc.	6.625	10/15/07	600,000	607,053

				1,107,968

Commercial Banks (0.2%)
Bank of America Corp.	7.400	01/15/11	7,000	7,576
Bank One Corp.	7.875	08/01/10	7,000	7,632
First Union National Bank	7.800	08/18/10	7,000	7,608
State Street Bank & Trust	5.300	01/15/16	400,000	397,632
US Bank North America	6.375	08/01/11	7,000	7,347

				427,795

Commercial Services & Supplies (0.1%)
Waste Management, Inc.	6.875%	05/15/09	$300,000	$311,685

Computer - Software (0.1%)
Computer Associates Inc. Series 144A	5.625	12/01/14	300,000	280,325

Consumer Products (0.2%)
Unilever Capital Corp.	7.125	11/01/10	507,000	541,613

E&P Services (0.1%)
Seacor Holdings Inc.	5.875	10/01/12	400,000	389,097

Electric Utility (0.7%)
Arizona Public Service Co.	6.375	10/15/11	400,000	411,673
Centerpoint Energy	6.500	02/01/08	200,000	202,327
Entergy Gulf States, Inc.	4.875	11/01/11	350,000	334,596
NiSource Finance Corp.	7.875	11/15/10	7,000	7,551
Pacific Gas & Electric	4.200	03/01/11	600,000	575,490
Potomac Edison Co. Series 144A	5.350	11/15/14	300,000	294,894

				1,826,531

Electronic Parts Distrib (0.1%)
Avnet, Inc.	6.625	09/15/16	350,000	356,222

Finance Companies ( 0.4%)
CIT Group, Inc.	5.500	11/30/07	400,000	401,097
Citi Financial	6.625	06/01/15	75,000	81,049
Ford Motor Credit Corp.	7.000	10/01/13	200,000	185,568
General Electric Capital Corp.	7.375	01/19/10	7,000	7,467
Goldman Sachs Group, Inc.	6.875	01/15/11	7,000	7,419
HSBC Finance Corp.	6.750	05/15/11	7,000	7,419
J.P. Morgan Chase & Co.	6.750	02/01/11	7,000	7,403
Merrill Lynch & Co.	6.000	02/17/09	7,000	7,116
SLM Corp.	4.500	07/26/10	500,000	486,851

				1,191,389

Food Products (0.2%)
ConAgra Foods, Inc.	6.750	09/15/11	600,000	633,403
Kellogg Company	6.600	04/01/11	7,000	7,365

				640,768

Gas-Distribution (0.1%)
Atmos Energy Corp.	4.950	10/15/14	400,000	378,335

Health Care Providers & Services (0.2%)
Beckman Coulter, Inc.	7.450	03/04/08	150,000	153,635
United Healthcare Group	5.250	03/15/11	350,000	349,440

				503,075

Healthcare Equipment & Supplies (0.1%)
Hospira, Inc.	5.900	06/15/14	300,000	298,611

Independent Energy (0.5%)
Chesapeake Energy Corp.	7.750	01/15/15	350,000	357,000
Kerr-Mcgee Corp.	7.125	10/15/27	300,000	322,546
Pioneer Natual Resource	7.200	01/15/28	400,000	390,759
Union Pacific Resources	7.050	05/15/18	250,000	271,926

				1,342,231

Insurance (0.6%)
Allstate Life Global Funding	4.250	02/26/10	500,000	485,840
Metropolitan Life Global Funding Series 144A	4.625	08/19/10	500,000	489,677
Nationwide Financial Services	6.250	11/15/11	300,000	311,541
TIAA Global Markets Inc. Series 144A	4.875	01/12/11	400,000	395,303

				1,682,361

Integrated Energy (0.0%)
Conocophilips Company	8.750%	05/25/10	$7,000	$7,817

Media (0.3%)
Aol Time Warner, Inc.	6.750	04/15/11	7,000	7,321
AOL Time Warner, Inc.	7.625	04/15/31	400,000	441,868
Comcast Corp.	6.500	01/15/15	400,000	417,547
Viacom, Inc.	6.625	05/15/11	7,000	7,273

				874,009

Medical Laboratories (0.2%)
Laboratory Corp. of America	5.625	12/15/15	400,000	396,992

Metal-Aluminum (0.0%)
Alcoa, Inc.	6.500	06/01/11	7,000	7,354

Office Furnishings-Orig (0.1%)
Steelcase, Inc.	6.500	08/15/11	350,000	355,772

Paper and Forest Products (0.3%)
Abitibi-Consolidated, Inc.	8.850	08/01/30	200,000	168,000
Stora Enso OYJ	6.404	04/15/16	373,000	380,204
Weyerhaeuser Co.	7.375	03/15/32	300,000	310,763

				858,967

Pharmaceuticals (0.1%)
Amerisourcebergen Corp. Series 144A	5.625	09/15/12	300,000	294,885

Pipelines (0.7%)
El Paso Natural Gas Series 144A	7.625	08/01/10	300,000	309,000
Energy Transfer Partners	5.650	08/01/12	400,000	396,387
Enterprise Products Operations Series B	6.875	03/01/33	350,000	360,151
Gulfstream Natural Gas Series 144A	5.560	11/01/15	300,000	299,499
Magellan Midstream Partners	5.650	10/15/16	200,000	195,807
Transcont Gas Pipe Corp.	8.875	07/15/12	350,000	387,188

				1,948,032

Real Estate (0.2%)
New Plan Excel Realty Trust	7.400	09/15/09	200,000	213,478
Simon Property Group LP Series 144A	3.750	01/30/09	300,000	289,631

				503,109

Retail (0.0%)
Wal-Mart	6.875	08/10/09	7,000	7,331

Telecommunication Services (0.3%)
AT&T Wireless Services, Inc.	7.875	03/01/11	7,000	7,666
AT&T Wireless Services, Inc.	6.250	03/15/11	7,000	7,227
British Telecom Plc	8.375	12/15/10	7,000	7,845
Deutsche Telekom International	8.000	06/15/10	7,000	7,636
France Telecom	7.750	03/01/11	7,000	7,669
Sprint Capital Corp.	7.625	01/30/11	7,000	7,537
Sprint Capital Corp.	8.750	03/15/32	400,000	487,799
Verizon Communications	6.940	04/15/28	350,000	362,499
Verizon Global Funding Corp.	7.250	12/01/10	7,000	7,508

				903,386

Miscellaneous (0.7%)
Inter-American Development Bank	7.375	01/15/10	7,000	7,530
iShares GS $ InvesTop Corporate Bond Fund	-	-	18,233	1,947,832
Quebec Province	6.125	01/22/11	7,000	7,276

				1,962,638

Total corporate obligations (cost: $21,062,839)				20,811,631

Total long-term notes and bonds (cost: $68,532,485)				68,072,332

Short-Term Notes and Bonds (8.3%)
Commercial Paper (6.8%)
Consumer Finance – (4.3%)
American Express Credit Corp.	0.000%	10/06/06	$2,000,000	$1,998,536
American Honda Finance Corp.	0.000	110/6/06	2,000,000	1,989,540
General Electric Capital Corp.	0.000	10/06/06	2,000,000	1,998,531
Nestle Capital Corp.	0.000	10/10/06	2,000,000	1,997,395
Toyota Motor Credit Corp.	0.000	10/24/06	2,000,000	1,993,317
UBS Finance Delaware LLC	0.000	10/04/06	2,000,000	1,999,124

				11,976,443

Insurance (0.7%)
Prudential Funding Corp.	0.000	03/13/07	2,000,000	1,996,780

Telecommunications (1.1%)
Bellsouth Corp.	0.000	10/16/06	3,000,000	2,993,456

Transportation – Services (0.7%)
United Parcel Services, Inc.	0.000	04/10/07	2,000,000	1,945,220

Total commercial paper (cost: $18,870,024)				18,911,899

Corporate Obligations (1.5%)
Auto Components (0.1%)
Johnson Controls, Inc.	5.000	11/15/06	200,000	199,797

Beverages (0.1%)
Bottling Group LLC	2.450	10/16/06	200,000	199,805

Commercial Banks (0.1%)
Bank One NA Illinois	5.500	03/26/07	200,000	200,082

Media (0.1%)
Cox Enterprises, Inc. Series 144A	8.000	02/15/07	300,000	301,828

Miscellaneous (0.0%)
Morgan Stanley Tracers Variable Series 144A	5.668	03/01/07	101,670	101,800

Publishing (1.1%)
Gannett Co., Inc.	5.500	04/01/07	3,000,000	2,994,951

Total corporate obligations (cost: $4,000,389)				3,998,263

Total short-term notes and bonds (cost: $22,870,413)				22,910,162

Money Market Mutual Funds (4.9%)
Federated Investors Prime Obligation Fund			6,668,272	6,668,272
Goldman Sachs Financial Square Fund			6,932,900	6,932,900

Total money market mutual funds (cost: $13,601,172)				13,601,172

Mutual Funds (1.5%)
Federated High Yield Bond	$8,091	$48,220
iShares Russell 1000 Value Index Fund	8,500	655,095
iShares Trust Russell 1000 Growth Index Fund	57,600	2,998,080
Loomis Sayles Global Bond Fund	22,894	353,248
Neuberger Berman High Income Bond Fund	5,645	50,915

Total mutual funds (cost: $3,683,664)		4,105,558

Cash and Cash Equivalents (0.0%)
BONY Cash Reserve (cost: $84,289)	84,289	84,289

Total Investments (99.9%) (a) (cost: $235,479,510)		276,578,564

Other assets less liabilities (0.1%)		202,508

Net Assets (100.0%)		$276,781,072

______________
Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, series 144A securities are deemed to be liquid.

* Non-Income producing securities ..

   The interest rate for short-term notes reflects the yields for those securities.

   Percentages shown are based on net assets:

   (a) The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2006.

			Total Net
			Unrealized
Tax Basis	Appreciation	Depreciation	Appreciation

$235,520,629	$45,850,860	$(4,792,925)	$41,057,935

OneAmerica Funds, Inc.
SOCIALLY RESPONSIVE PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)

Description	Shares	Value

Common Stocks (89.2%)
Aerospace & Defense (2.7%)
General Dynamics Corp.	350	$25,085
Precision Castparts Corp.	1,100	69,476

		94,561

Apparel (8.0%)
Columbia Sportswear Co.*	1,500	83,744
Kellwood Co.	1,950	56,219
Liz Claiborne, Inc.	1,400	55,314
Wolverine World Wide, Inc.	2,950	83,514

		278,791

Automotive (2.5%)
Harley-Davidson, Inc.	1,400	87,850

Automotive Components (2.0%)
Magna International, Inc.	950	69,379

Chemicals (1.3%)
Dow Chemical Co.	1,150	44,827

Computer Hardware & Software (9.5%)
American Power Conversion	3,500	76,860
Autodesk, Inc. *	2,000	69,560
Cisco Systems, Inc. *	3,700	85,099
Dell Inc. *	1,100	25,124
Hewlett-Packard Co.	2,050	75,215

		331,858

Consumer Products (0.6%)
Helen of Troy, Ltd.*	1,150	20,194

Diversified Financial Services (10.7%)
Aegon NV	4,977	93,417
Citigroup, Inc.	950	47,187
Federated Investors, Inc.	2,300	77,763
Investment Technology Group, Inc.*	1,600	71,600
JP Morgan Chase & Co.	950	44,612
Washington Mutual, Inc.	900	39,123

		373,702

Diversified Manufacturing (7.4%)
Carlisle Cos., Inc.	1,350	113,534
Crane Co.	2,100	87,780
Trinity Industries, Inc.	1,800	57,906

		259,220

Electrical Equipment (3.0%)
Baldor Electric Co.	2,850	87,866
FLIR Systems Inc. *	650	17,654

		105,520

Food & Beverage (2.1%)
The Coca-Cola Co.	1,650	73,722

1

Health Care (2.8%)
McKesson Corp.	1,150	$60,628
Merck & Co., Inc.	450	18,855
Zimmer Holdings, Inc. *	250	16,875

		96,358

Home Furnishings (2.3%)
Furniture Brands International, Inc.	1,900	36,176
La-Z-Boy, Inc.	3,300	46,068

		82,244

Industrial Conglomerates (2.1%)
General Electric Co.	2,100	74,130

Metals & Mining (2.0%)
Alcoa, Inc.	2,500	70,100

Oil & Oil Services (6.9%)
Royal Dutch Petroleum Co.	1,350	89,234
Tidewater, Inc.	1,550	68,495
Valero Energy Corp.	1,600	82,352

		240,081

Paper and Forest Products (1.6%)
Wausau Paper Corp.	4,150	56,025

Recreation (4.1%)
Brunswick Corp.	2,250	70,178
Mattel, Inc.	3,700	72,890

		143,068

Retail (3.4%)
BJ’s Wholesale Club, Inc.*	1,850	53,983
Home Depot, Inc.	1,800	65,286

		119,269

Semiconductors (4.1%)
Intel Corp.	3,100	63,767
Texas Instruments, Inc.	2,350	78,138

		141,905

Telecommunication Services (5.9%)
Nokia Corp. ADR	5,200	102,388
Telefonos de Mexico, Class L ADR	4,000	102,320

		204,708

Transportation (4.2%)
Norfolk Southern Corp.	1,800	79,290
Werner Enterprises, Inc.	3,650	68,292

		147,582

Total common stocks (cost: $3,211,407)		3,115,094

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Short-Term Notes and Bonds (5.7%)
Commercial Paper (5.7%)
American Express Credit Corp.	5.313%	11/06/06	$100,000	$99,476
General Electric Capital Corp.	5.303	11/21/06	100,000	99,259

Total short-term notes and bonds (cost: $198,735)				198,735

2

	Shares

Money Market Mutual Funds (3.1%)
Federated Investors Prime Obligation Fund	40,000	$40,000
Goldman Sachs Financial Square Fund	70,000	70,000

Total money market mutual funds (cost: $110,000)		110,000

Cash and Cash Equivalents (2.1%)
BONY Cash Reserve (cost: $72,974)	72,974	72,974

Total Investments (100.1%) (a) (cost: $3,593,116)		3,496,803

Liabilities in excess of other assets (0.1%)		(4,220)

Net Assets (100.0%)		$3,492,583

______________
* Non- Income producing securities.

The Interest rate for short-term notes reflects the yields for those securities.

Percentages shown are based on net assets.

(a) The United States federal income tax basis of the Portfolio’s investments and the cost are the same as of September 30, 2006.

3

Notes to Schedules of Investments (unaudited)

Investments

Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price (“NOCP”). Short-term notes are valued at amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost, which approximates value.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio’s use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2.   Controls and Procedures.

(a)
The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/s/	Dayton H. Molendorp

Dayton H. Molendorp
President

Date:	November 28, 2006

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Dayton H. Molendorp

Dayton H. Molendorp
President

Date:	November 28, 2006

By (Signature and Title)*	/s/	Constance E. Lund

Constance E. Lund
Treasurer

Date:	November 28, 2006

* Print the name and title of each signing officer under his or her signature.